Income and expenses - Current income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Current income tax	€ (1,861)	€ (2,355)	€ (2,000)
Deferred income taxes	1,128	2,277	1,025
Total income taxes for the period	€ (733)	€ (78)	€ (975)